VIRTUS KAR Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—92.5%
Communication Services—7.5%
Alphabet, Inc. Class C(1)	34,624	$ 3,458
MediaAlpha, Inc. Class A(1)	150,655	2,102
Trade Desk, Inc. (The) Class A(1)	47,240	2,395
		7,955

Consumer Discretionary—7.2%
Home Depot, Inc. (The)(2)	11,028	3,575
Pool Corp.(2)	10,619	4,095
		7,670

Consumer Staples—7.5%
Lamb Weston Holdings, Inc.	47,890	4,784
Monster Beverage Corp.(1)	30,437	3,168
		7,952

Financials—19.4%
Bank of Hawaii Corp.	34,817	2,663
Berkley (W.R.) Corp.	34,410	2,414
LPL Financial Holdings, Inc.	9,397	2,228
Moody’s Corp.	13,555	4,375
Primerica, Inc.	35,613	5,760
Ryan Specialty Holdings, Inc. Class A(1)	73,799	3,145
		20,585

Health Care—8.6%
Cooper Cos., Inc. (The)	9,616	3,355
Silk Road Medical, Inc.(1)	55,470	3,016
Zoetis, Inc. Class A(2)	16,388	2,712
		9,083

Industrials—11.4%
Lennox International, Inc.	10,102	2,633
Old Dominion Freight Line, Inc.	11,173	3,723
TransUnion	37,925	2,721
Verisk Analytics, Inc. Class A(2)	16,611	3,020
		12,097

Information Technology—25.1%
CDW Corp.	16,812	3,296
Clearwater Analytics Holdings, Inc. Class A (1)	196,278	3,843
EVERTEC, Inc.	167,124	6,173
Intuit, Inc.	8,281	3,500
	Shares	Value

Information Technology—continued
Jack Henry & Associates, Inc.(2)	16,675	$ 3,003
nCino, Inc.(1)	121,491	3,475
Visa, Inc. Class A(2)	14,419	3,319
		26,609

Materials—2.2%
Scotts Miracle-Gro Co. (The)	32,158	2,321
Real Estate—3.6%
Lamar Advertising Co. Class A	36,332	3,871
Total Common Stocks (Identified Cost $78,835)		98,143

Total Long-Term Investments—92.5% (Identified Cost $78,835)		98,143

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.227%)(3)	656,211	656
Total Short-Term Investment (Identified Cost $656)		656

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—93.1% (Identified Cost $79,491)		98,799

Securities Sold Short(4)—(23.1)%
Consumer Discretionary—(6.8)%
Boot Barn Holdings, Inc.(5)	(21,085)	(1,761)
H&R Block, Inc.	(74,278)	(2,895)
ODP Corp. (The)(5)	(41,379)	(2,135)
Snap One Holdings Corp.(5)	(49,446)	(474)
		(7,265)

Consumer Staples—(1.6)%
Central Garden & Pet Co. Class A(5)	(43,531)	(1,725)
Financials—(1.4)%
Focus Financial Partners, Inc. Class A(5)	(33,895)	(1,530)
	Shares	Value

Industrials—(7.8)%
ACCO Brands Corp.	(208,852)	$ (1,326)
Allison Transmission Holdings, Inc.	(45,520)	(2,052)
ArcBest Corp.	(20,499)	(1,711)
Deluxe Corp.	(76,871)	(1,537)
Werner Enterprises, Inc.	(34,393)	(1,615)
		(8,241)

Information Technology—(1.9)%
Adeia, Inc.	(103,263)	(1,131)
Xperi, Inc.(5)	(80,876)	(837)
		(1,968)

Real Estate—(3.6)%
Compass, Inc. Class A(5)	(563,767)	(2,266)
Retail Opportunity Investments Corp.	(98,974)	(1,567)
		(3,833)

Total Securities Sold Short (Proceeds $(24,651))		(24,562)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—70.0% (Identified Cost $54,840)		$74,237
Other assets and liabilities, net—30.0%		31,827
NET ASSETS—100.0%		$106,064

Footnote Legend:
(1)	Non-income producing.
(2)	All or portion segregated as collateral for securities sold short. The value of securities segregated as collateral is $16,002.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.
(5)	No dividend expense on security sold short.
See Notes to Schedule of Investments

VIRTUS KAR Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of January 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at January 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$98,143	$98,143
Money Market Mutual Fund	656	656
Total Assets	98,799	98,799
Liabilities:
Securities Sold Short:
Common Stocks	(24,562)	(24,562)
Total Liabilities	(24,562)	(24,562)
Total Investments, Net of Securities Sold Short	$74,237	$74,237
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at January 31, 2023.
There were no transfers into or  out of Level 3 related to securities held at January 31, 2023.
See Notes to Schedule of Investments

VIRTUS KAR LONG/SHORT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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